Trade Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Trade payables	$ 434,672	$ 423,611
Trade payable with related parties - note 20 (a)	8,616	27,992
Total	$ 443,288	$ 451,603